Hartford Climate Opportunities Fund Performance Management - Hartford Climate Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund.Keep in mind that past performance (before and after taxes) does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns for the Fund in the bar chart and table:●Assume reinvestment of all dividends and distributions ●Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.●Prior to November 8, 2019, reflect when the Fund pursued a modified strategy and Wellington Management served as the sole sub-adviser.The bar chart:●Shows how the Fund’s total return has varied from year to year ●Returns do not include sales charges. If sales charges were reflected, returns would have been lower●Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.
Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	 The performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total returns by calendar year (excludes sales charges)
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return24.89%June 30, 2020Worst Quarter Return-21.33%March 31, 2020
Performance Table Heading	Average Annual Total Returns.
Performance Table Narrative	The table below shows returns for the Fund over time compared to those of a broad-based market index, which is the Fund’s performance index and regulatory index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	Average annual total returns for periods ending December 31, 2025 (including sales charges)
Performance Table One Class of after Tax Shown [Text]	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Availability Website Address [Text]	hartfordfunds.com
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	24.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(21.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020